Leases - Schedule of Future Minimum Lease Payment (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020 (remaining three months)	$ 63,779
2021	203,023	$ 224,096
2022	164,660	172,363
2023	85,440	144,000
2024	32,082	81,000
Total undiscounted operating lease payments	548,984	654,459
Less: Imputed interest	(55,196)	78,931
Present value of operating lease liabilities	$ 493,788	$ 575,528